INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Patents	Patents consist of the following:

	September 30, 2018	December 31, 2017

Patents	$1,158,723	$787,403
Less: Accumulated amortization	226,584	181,628

	$932,139	$605,775
Intangible assets consist of the following:

	December 31, 2017	December 31, 2016

Patents	$787,403	$754,259
Less: Accumulated amortization	181,628	86,287

	$605,775	$667,972